Intangible Assets - Estimated Amortization Expenses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 218
2014	171
2015	138
2016	111
2017	$ 91